RELATED PARTIES	12 Months Ended
Dec. 31, 2013
RELATED PARTIES [Abstract]
RELATED PARTIES

NOTE 15 - RELATED PARTIES:

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Directors' fees	$143	$21	$6

At December 31, 2013, there were 231,200 options outstanding with an average exercise price of $4.12 that were granted to members of the Board. At December 31, 2013, 195,160 out of these options were exercisable. As to restricted shares granted to the chairman and vice chairman of the Board of Directors, see Note 10d.